Description of the Company and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Apr. 02, 2023	Jan. 01, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Segments
Reportable Segments
Commencing in fiscal year 2022, the Company began operating in the following reportable segments: (i) Self Care, (ii) Skin Health and Beauty and (iii) Essential Health. Prior to 2022, the Company operated as one reportable segment. All periods have been presented to conform to the current segment reporting structure.
	The Company is organized into three business segments: Self Care, Skin Health and Beauty, and Essential Health. The Self Care segment includes a broad product range such as cough, cold and allergy, pain care, as well as digestive health, smoking cessation, and other products. The Skin Health and Beauty segment is focused on face and body care and hair, sun, and other products. The Essential Health segment includes oral care, baby care, as well as women’s health, wound care, and other products.	The Company is organized into three business segments: Self Care, Skin Health and Beauty, and Essential Health. The Self Care segment includes a broad product range such as cough, cold and allergy, pain care, and other Self Care (digestive health, smoking cessation, and other) products. The Skin Health and Beauty segment is focused on face and body care and hair, sun, and other products. The Essential Health segment includes oral care, baby care, and other Essential Health (women’s health and wound care) products.
Basis of Presentation
Basis of Presentation
The Company has historically operated as part of the Parent and not as a separate entity. These Combined Financial Statements of the Company have been derived from the consolidated financial statements of the Parent to present the Combined Balance Sheets as of January 1, 2023 and January 2, 2022 and the related Combined Statements of Operations, Comprehensive Income (Loss), Equity and Cash Flows for fiscal years ended January 1, 2023, January 2, 2022 and January 3, 2021 as if the Company had been operated on a standalone basis for the periods presented. The Combined Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the Parent’s historical accounting policies, by aggregating financial information from the components of the Company and the Parent’s accounting records directly attributable to the Company.
All intercompany transactions and balances within the Company have been eliminated. All transactions between the Company and the Parent are considered to be effectively settled for cash in the Combined Financial Statements at the time the transaction is recorded. The effects of the settlement of these transactions between the Company and the Parent are reflected in the Combined Statements of Cash Flows as “Net transfers from (to) the Parent” within the financing activities, and in the Combined Balance Sheets and Combined Statements of Equity as “Net Investment from Parent”.
The Combined Financial Statements of the Company include the assets, liabilities, revenues and expenses that management has determined are specifically or primarily identifiable to the Company, as well as direct and indirect costs that are attributable to the operations of the Company. Indirect costs are the costs of support functions that are provided on a centralized or geographic basis by the Parent and its affiliates, which include, but are not limited to, facilities, insurance, logistics, quality, compliance, finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance, other professional services and general commercial support functions.
Indirect costs have been allocated to the Company for the purposes of preparing the Combined Financial Statements based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method, primarily net sales, headcount, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or benefit received by the Company during the periods presented, depending on the nature of the services received. Management considers that such allocations have been made on a reasonable basis consistent with benefits received but may not necessarily be indicative of the costs that would have been incurred if the Company had been operated on a standalone basis for the periods presented.
The Company is incurring certain non-recurring Separation-related costs in its establishment as a standalone public company and those costs determined to be for the benefit of the Company are included in the Combined Financial Statements. These non-recurring Separation-related costs were $213 million for fiscal year 2022 and are included within Selling, general, and administrative expenses. The Company did not incur Separation-related costs in fiscal year 2021 or 2020.
A significant number of personal injury claims alleging that talc causes cancer have been made against Johnson & Johnson Consumer Inc. (“Old JJCI”) and the Parent arising out of the use of body powders containing talc, primarily Johnson’s Baby Powder. Upon the 2021 Corporate Restructuring (as defined below), the Company no longer reflects the impact of the Talc-Related Liabilities (as defined below). See Note 13.
Cash generated from the Company’s operations is generally managed by the Parent’s centralized treasury function and is swept into the Parent’s and its affiliates’ bank accounts. Cash and cash equivalents on the Combined Balance Sheets represent balances in accounts specifically identifiable to the Company that are not swept into the Parent’s and its affiliates’ bank accounts. The Parent’s third-party interest expense has not been allocated for any of the periods presented as the Company was not the legal obligor of the debt and the borrowings were not directly attributable to the Company’s operations.
The Company’s equity balance in these financial statements represents the excess of total assets over total liabilities. Equity is impacted by changes in comprehensive income, contributions from or to the Parent which are the result of treasury activities and net funding provided by or distributed to the Parent.
The Parent calculates foreign currency translation on its consolidated assets and liabilities, which include assets and liabilities of the Company. Foreign currency translation recorded during the fiscal years ended January 1, 2023, January 2, 2022 and January 3, 2021 is based on currency movements specific to the Company’s Combined Financial Statements.
The income tax amounts in the Combined Financial Statements have been calculated based on a separate return methodology and presented as if the Company’s operations were reported by separate taxpayers in the jurisdictions in which the Company operates. Following the Separation, the Company’s operating footprint as well as tax return elections and assertions are expected to be different and therefore, the Company’s hypothetical income taxes, as presented in the Combined Financial Statements, are not expected to be indicative of the Company’s future income taxes, which will also be impacted by the Tax Matters Agreement with the Parent. Certain current income tax liabilities related to the Company’s activities included in the Parent’s income tax returns were assumed to be immediately settled with Parent through Net Investment from Parent on the Combined Balance Sheets and reflected in the Combined Statements of Cash Flows as a financing activity.
Basis of Presentation
The Company has historically operated as a segment of the Parent and not as a separate entity. These Condensed Combined Financial Statements of the Company have been derived from the consolidated financial statements of the Parent to present the Condensed Combined Balance Sheets as of April 2, 2023 and January 1, 2023 and the related Condensed Combined Statements of Operations, Comprehensive Income, Equity, and Cash Flows for the fiscal three months ended April 2, 2023 and April 3, 2022 as if the Company had been operated on a standalone basis for the periods presented. It is Kenvue’s practice to establish actual quarterly closing dates using a predetermined fiscal calendar, which allows the business to close their books on Sunday at the end of the period. The Condensed Combined Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the Parent’s historical accounting policies, by aggregating financial information from the components of the Company and the Parent’s accounting records directly attributable to the Company for interim financial reporting, which do not conform in all respects to the requirements of U.S. GAAP for annual financial statements. The Condensed Combined Balance Sheet as of January 1, 2023 was derived from audited financial statements, but does not include all disclosures required by accounting principles. Accordingly, the accompanying Condensed Combined Financial Statements and related notes should be read in conjunction with the audited combined financial statements and related notes as contained in the Company’s final prospectus (the “IPO Prospectus”) filed on May 4, 2023 with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Act,”) relating to the Company’s Registration Statement on Form S-1. The Condensed Combined Financial Statements include all adjustments (consisting only of normal recurring adjustments) and accruals necessary in the judgment of management for a fair statement of the results for the periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year.
Use of Estimates
Use of Estimates
The preparation of Combined Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, trade promotions, rebates, allowances and incentives, product liabilities, income taxes, withholding taxes, depreciation, amortization, employee benefits, contingencies, allocations of cost and expenses from the Parent and its affiliates, and intangible asset and liability valuations. Actual results may or may not differ from those estimates.
Use of Estimates
The preparation of the Condensed Combined Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, trade promotions, rebates, allowances and incentives, product liabilities, income taxes and related valuation allowance, withholding taxes, depreciation, amortization, employee benefits, contingencies, allocations of cost and expenses from the Parent and its affiliates, and intangible asset and liability valuations. Actual results may or may not differ from those estimates.

Restricted Cash
Restricted Cash
Restricted cash relates to funds restricted as to withdrawal or use under the terms of certain contractual agreements, and classified as a current or non-current asset based on the timing and nature of when or how the cash is expected to be used. As of April 2, 2023, the Company had Restricted cash of $7.7 billion from the Debt Financing Transactions, which the Company classified as a non-current asset as the proceeds will not be used to fund current operations. The Restricted cash was held in an escrow account with funds invested in money market accounts until the Consumer Health Business Transfer was completed. On April 4, 2023, the Consumer Health
Business Transfer was completed, and as such, the Restricted cash was released from escrow on April 5, 2023 and paid to J&J as partial consideration for the Consumer Health Business Transfer.
Debt Discounts and Premiums, Issuance Costs, and Deferred Financing Costs
Debt Discounts and Premiums, Issuance Costs, and Deferred Financing Costs
Debt issuance costs and discounts are presented as a reduction of Long-term debt and are amortized as a component of interest expense included in Other expense (income), net, on the Company’s Condensed Combined Statements of Operations over the term on the related debt using the effective interest method.

Research and Development	Research and DevelopmentResearch and development expenses are expensed as incurred and included within Selling, general, and administrative expenses.Research and DevelopmentResearch and development expenses are expensed as incurred and included within Selling, general, and administrative expenses
Reclassifications
Reclassifications
Certain prior period amounts have been reclassified to conform to current year presentation.
Reclassifications
Certain prior period amounts have been reclassified to conform to current year presentation, including the realignment of certain allocations in segment financial results. For additional information on the realignment of certain allocations in segment financial results, see Note 14, “Segments of Business”.

Recently Adopted Accounting Standards
Recently Issued Accounting Standards, Not Adopted as of January 1, 2023
ASU 2022-04: Liabilities-Supplier Finance Programs (Topic 405-50) – Disclosure of Supplier Finance Program Obligations
This update requires that a buyer in a supplier finance program disclose additional information about the program to allow financial statement users to better understand the effect of the programs on an entity’s working capital, liquidity, and cash flows. This update will be effective for the Company for fiscal years beginning after December 15, 2022, except for the amendment on roll forward information, which is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company is currently assessing the impact of this update on its disclosures and will adopt this standard in the fiscal first quarter of 2023.
Recently Adopted Accounting Standards
Accounting Standards Update 2022-04: Liabilities-Supplier Finance Programs (Topic 405-50) – Disclosure of Supplier Finance Program Obligations
The Company adopted the standard as of the beginning of fiscal year 2023, which requires that a buyer in a supplier finance program disclose additional information about the program for financial statement users.
As of April 2, 2023, the Company participated in the Parent’s supplier financing program and has facilitated a voluntary supply chain financing program to provide some of its suppliers with the opportunity to sell receivables due from the Company (the Company’s accounts payables) to participating financial institutions at the sole discretion of both the suppliers and the financial institutions. The Company is not a party to the arrangements between the suppliers and the third-party financial institutions. The Company’s obligations to its suppliers, including amounts due, and scheduled payment dates (which have general payment terms of 90 days), are not affected by a participating supplier’s decision to participate in the program.
As of April 2, 2023 and January 1, 2023, the Company’s accounts payable balances included $302 million and $293 million, respectively, related to invoices from suppliers participating in the supplier finance program.